Eaton Vance
New York Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 832,817
Total Corporate Bonds (identified cost $1,588,419)		$ 832,817

Tax-Exempt Municipal Obligations — 141.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 149,643
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,992,896
		$ 3,142,539
Education — 6.5%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 191,324
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	375	384,904
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	709,072
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,184,744
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	7,000	6,902,280
5.00%, 7/1/53	1,235	1,364,169
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,250	1,285,500
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	415,432
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	389,039
5.00%, 10/15/49	80	74,515
		$ 12,900,979
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 13.2%
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$7,500	$ 8,419,350
New York Power Authority, Green Bonds, 4.00%, 11/15/50(1)	11,500	11,509,775
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,906,030
Green Bonds, 5.00%, 12/15/49	2,000	2,232,540
Green Bonds, 5.00%, 12/15/50	1,000	1,130,660
		$ 26,198,355
General Obligations — 16.7%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 802,253
New York, 5.00%, 3/15/41	4,065	4,722,229
New York, NY:
4.00%, 4/1/50	2,000	2,005,060
5.00%, 8/1/47(1)	10,000	10,962,900
5.00%, 8/1/51(1)	10,000	11,069,400
Puerto Rico, 4.00%, 7/1/46	1,000	894,470
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	637,915
0.05%, 6/15/36	950	605,359
0.05%, 6/15/37	950	570,295
0.05%, 6/15/38	950	531,601
0.05%, 6/15/39	695	369,789
		$ 33,171,271
Hospital — 5.0%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,310,805
4.00%, 10/1/45	500	491,595
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,057,110
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,612,160
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,505,621
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,330	2,488,021
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,495,920
		$ 9,961,232

Eaton Vance
New York Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 8.5%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,196,750
3.40%, 11/1/39	1,000	972,220
3.55%, 11/1/44	1,115	1,015,643
3.70%, 11/1/38	850	833,238
3.80%, 11/1/43	1,675	1,622,187
4.05%, 11/1/41	2,030	2,037,430
4.95%, 11/1/58	1,000	1,026,500
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.75%, 5/1/50(3)	2,000	2,000,000
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	925,177
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	501,055
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	1,003,830
New York Mortgage Agency, Sustainability Bonds, 5.00%, 10/1/53	2,500	2,603,250
		$ 16,737,280
Industrial Development Revenue — 3.8%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$255	$ 255,293
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,065,453
5.50%, 10/1/37	1,440	1,721,563
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,012,250
(AMT), 5.00%, 10/1/40	2,665	2,699,032
(AMT), 6.00%, 4/1/35	760	848,145
		$ 7,601,736
Insured - Education — 0.9%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 79,876
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,655,238
		$ 1,735,114
Insured - Electric Utilities — 2.5%
New York Power Authority, Green Transmission Revenue:
(AGM), 4.00%, 11/15/47	$3,750	$ 3,746,812
(AGM), 5.00%, 11/15/48	1,000	1,119,680
		$ 4,866,492
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 5.5%
Nassau County, NY:
(AGM), 4.00%, 4/1/47	$2,600	$ 2,622,308
(AGM), 5.00%, 7/1/40(1)	7,110	7,620,925
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	694,820
		$ 10,938,053
Insured - Hospital — 0.2%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	$250	$ 284,010
		$ 284,010
Insured - Lease Revenue/Certificates of Participation — 1.8%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,500,432
		$ 3,500,432
Insured - Other Revenue — 1.9%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,824,315
		$ 3,824,315
Insured - Transportation — 3.5%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	$7,120	$ 6,982,513
		$ 6,982,513
Other Revenue — 1.0%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 2,048,940
		$ 2,048,940
Senior Living/Life Care — 1.5%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 501,138
5.25%, 11/1/29	180	184,495
5.25%, 11/1/36	970	985,442
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	19,959
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,246,692
		$ 2,937,726

Eaton Vance
New York Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 38.2%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$3,010	$ 2,448,725
4.00%, 5/1/45	1,000	1,004,240
5.00%, 2/1/47	5,000	5,516,350
5.00%, 5/1/53(1)	10,000	11,030,100
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	11,028,500
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	2,029,780
4.00%, 3/15/49	1,000	1,004,400
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,993,900
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	2,500	2,601,175
4.00%, 3/15/45	4,000	4,044,320
5.00%, 3/15/48	1,850	2,068,855
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,211,475
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,520,930
Triborough Bridge and Tunnel Authority, NY:
Series 2021C, 5.00%, 5/15/51	3,000	3,269,580
Series 2022A, 5.00%, 5/15/52	1,500	1,845,060
Green Bonds, 5.25%, 11/15/42	1,000	1,173,680
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,517,450
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	2,510	2,497,074
		$ 75,805,594
Transportation — 18.0%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,663,844
Green Bonds, 4.00%, 11/15/45	1,000	977,420
Green Bonds, 4.75%, 11/15/45	1,205	1,242,295
New York Thruway Authority, 4.00%, 1/1/45	2,625	2,626,076
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,126,932
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	835,334
(AMT), 5.00%, 7/1/41	2,150	2,152,279
(AMT), 5.00%, 7/1/46	1,000	999,580
(AMT), 5.25%, 1/1/50	1,240	1,241,389
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	$3,200	$ 3,200,992
(AMT), 4.00%, 12/1/42	1,000	949,670
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	1,250	1,395,550
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	16,261,200
		$ 35,672,561
Water and Sewer — 10.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,106,750
5.00%, 6/15/47(1)	4,000	4,454,400
5.00%, 6/15/51(1)	10,000	10,842,600
5.25%, 6/15/48	2,000	2,287,340
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/15/44(4)	700	700,000
		$ 21,391,090
Total Tax-Exempt Municipal Obligations (identified cost $273,920,723)		$279,700,232

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 234,898
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,401,520
Total Taxable Municipal Obligations (identified cost $2,240,000)		$ 1,636,418

Eaton Vance
New York Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 981,430
Total Trust Units (identified cost $994,570)		$ 981,430
Total Investments — 142.8% (identified cost $278,743,712)		$283,150,897
Other Assets, Less Liabilities — (42.8)%		$(84,877,622)
Net Assets — 100.0%		$198,273,275
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,824,941 or 0.9% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 9.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
New York Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 832,817	$ —	$ 832,817
Tax-Exempt Municipal Obligations	—	279,700,232	—	279,700,232
Taxable Municipal Obligations	—	1,636,418	—	1,636,418
Trust Units	—	981,430	—	981,430
Total Investments	$ —	$283,150,897	$ —	$283,150,897
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.